Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets
4.
PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Advances to suppliers	748,672	1,152,588
Deductible input VAT	395,398	427,362
Receivables from third party payment platforms	53,419	28,767
Prepayment to service vendors(a)	4,463,506	2,996,226
Receivables from underwriter(b)	427,172	—
Others(c)	409,196	680,530
Prepayments and Other Current Assets	6,497,363	5,285,473

a.
Prepayment to service vendors primarily consist of advance payments for outsourcing core hardware development and market promotion services.
b.
Receivables from underwriter mainly represents unused advance payments made to underwriter for subsequent disbursement to legal advisors. As of the reporting date, the balance has been fully collected.
c.
Others mainly include staff advances, deposits and other receivables.